Note 6 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]
6.	Plan Termination

Although they have not expressed any intent to do so, the Companies have the right under the Plan to discontinue contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.